Pensions and Other Post-employment Benefits - Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	£ 281	£ 280	£ 246
Past service cost/(credit)	(94)	(37)	(54)
Net interest (income)/cost	36	54	56
Gains from settlements	(14)		(28)
Remeasurement gains/(losses) recorded in the statement of comprehensive income	728	549	(475)
Pension schemes [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	281	280	246
Past service cost/(credit)	(94)	(37)	(54)
Net interest (income)/cost	(490)	(524)	(586)
Gains from settlements	28	4	138
Pension schemes [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	281	280	246
Past service cost/(credit)	94	37	54
Net interest (income)/cost	36	54	56
Gains from settlements	(14)		(28)
Expenses	15	19	19
Net operating cost	412	390	347
Remeasurement gains/(losses) recorded in the statement of comprehensive income	583	485	(416)
Post-retirement benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	29	30	31
Past service cost/(credit)	27	2	(3)
Net interest (income)/cost	(49)	(59)	(56)
Gains from settlements	1
Post-retirement benefits [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	29	30	31
Past service cost/(credit)	(27)	(2)	3
Net interest (income)/cost	49	59	56
Gains from settlements	(1)
Expenses	0
Net operating cost	50	87	90
Remeasurement gains/(losses) recorded in the statement of comprehensive income	145	64	(59)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	75	79	70
Past service cost/(credit)	(93)	(37)	(52)
Net interest (income)/cost	(320)	(340)	(394)
Gains from settlements	0
UK [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	75	79	70
Past service cost/(credit)	93	37	52
Net interest (income)/cost	(3)	7	9
Gains from settlements	0
Expenses	8	7	7
Net operating cost	173	130	138
Remeasurement gains/(losses) recorded in the statement of comprehensive income	495	259	(165)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	72	70	66
Past service cost/(credit)	(1)		(1)
Net interest (income)/cost	(122)	(135)	(135)
Gains from settlements	0
US [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	72	70	66
Past service cost/(credit)	1		1
Net interest (income)/cost	20	31	27
Gains from settlements	0
Expenses	7	12	12
Net operating cost	100	113	106
Remeasurement gains/(losses) recorded in the statement of comprehensive income	(108)	240	(27)
Rest of World. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	134	131	110
Past service cost/(credit)	0		(1)
Net interest (income)/cost	(48)	(49)	(57)
Gains from settlements	28	4	138
Rest of World. [member] | Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Current service cost	134	131	110
Past service cost/(credit)	0		1
Net interest (income)/cost	19	16	20
Gains from settlements	(14)		(28)
Expenses	0
Net operating cost	139	147	103
Remeasurement gains/(losses) recorded in the statement of comprehensive income	£ 196	£ (14)	£ (224)